TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 2

dated August 6, 2010

to the May 1, 2010 Statement of Additional Information (“SAI”)

DESIGNATION OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS FOR THE

MONEY MARKET FUND

Pursuant to recent amendments to Rule 2a-7 under the Investment Company Act of 1940, the Board of Trustees has designated four Nationally Recognized Statistical Rating Organizations (“NRSROs”) for the Money Market Fund. Accordingly, the following is hereby added as a new paragraph to the end of the disclosure under “Ratings as Investment Criteria” on page B-7 of the SAI:

“The Money Market Fund utilizes short-term credit ratings of the following designated NRSROs to help determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees has designated the following four NRSROs as the designated NRSROs of the Money Market Fund: (1) Moody’s Investors Service, (2) Standard & Poor’s, (3) Fitch Ratings, and (4) Dominion Bond Rating Service, Ltd.”

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-25 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) and Other Relevant Experience During Past 5 Years
Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President of Shared Services (since 2010) and Technology & Operations (2010) of TIAA, Advisors and Investment Management, and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006); Executive Vice President and Chief Information Officer, Bank One Corporation (1994–2000); and Head of Worldwide Engineering Systems, Xerox (1991–1994).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand and, previously, Vice President of Investor Relations at AT&T (1996–2005).

References and information related to Mary (Maliz) E. Beams, I. Steven Goldstein and Bertram L. Scott are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-25 of the SAI.

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